Condensed parent company only financial statements	12 Months Ended
Dec. 31, 2012
Condensed parent company only financial statements
NOTE 23.	Condensed parent company only financial statements:

The following are condensed balance sheets, statements of income and cash flows for New Hampshire Thrift Bancshares, Inc. (“Parent Company”) as of and for the years ended December 31:

CONDENSED BALANCE SHEETS

(Dollars in thousands)	2012	2011
ASSETS
Cash	$3,707	$2,656
Investment in subsidiary, Lake Sunapee Bank	145,754	126,455
Investment in affiliate, NHTB Capital Trust II	310	310
Investment in affiliate, NHTB Capital Trust III	310	310
Deferred expenses	229	240
Advances to Lake Sunapee Bank	73	43
Other assets	379	557

Total assets	$150,762	$130,571

LIABILITIES
Subordinated debentures	$20,620	$20,620
Notes payable	—	543
Other liabilities	648	748

Total liabilities	21,268	21,911
STOCKHOLDERS’ EQUITY
Stockholders’ equity	129,494	108,660

Total liabilities and stockholders’ equity	$150,762	$130,571

CONDENSED STATEMENTS OF INCOME

(Dollars in thousands)	2012	2011	2010
Dividends from subsidiary, Lake Sunapee Bank	$—	$—	$8,000
Dividends from subsidiaries, NHTB Capital Trust II and III	20	20	20
Investment interest income	—	—	167
Interest expense on subordinated debentures	1,027	1,008	1,011
Interest expense on other borrowings	2	—	33
Net operating (loss) income including tax benefit	(840)	(97)	56

(Loss) income before equity in undistributed earnings of subsidiaries	(1,849)	(1,085)	7,199
Equity in undistributed earnings of subsidiaries	9,608	8,754	748

Net income	$7,759	$7,669	$7,947

CONDENSED STATEMENTS OF CASH FLOWS

(Dollars in thousands)	2012	2011	2010
Cash flows from operating activities:
Net income	$7,759	$7,669	$7,947
Decrease in other assets	1	(7)	29
Increase (decrease) in accrued interest payable and other liabilities	345	(283)	4
Decrease (increase) in taxes receivable	97	(86)	(57)
Deferred tax expense	(15)	—	—
Amortization of deferred expenses relating to issuance of capital securities and subordinated debentures	11	11	11
Stock award expense	38	—	—
Equity in undistributed earnings of subsidiaries	(9,608)	(8,754)	(748)

Net cash (used in) provided by operating activities	(1,372)	(1,450)	7,186

Cash flows from investing activities:
Redemption of other investment	—	—	2,000
Investment in subsidiary, Lake Sunapee Bank	(10,364)	(8,000)	—
Net change in advances to subsidiary, Lake Sunapee Bank	(30)	(8)	9

Net cash (used in) provided by investing activities	(10,394)	(8,008)	2,009

Cash flows from financing activities:
Proceeds from exercise of stock options	365	—	18
Issuance/assumption of preferred stock	3,000	20,000	—
Redemption of preferred stock	—	(10,000)	—
Acquisition of The Nashua Bank	14,632	—	—
Purchase of warrants	(737)	—	—
Repayment of loan payable	—	—	(2,000)
Repayment of note payable	(543)	—	—
Dividends paid on preferred stock	(848)	(484)	(500)
Dividends paid on common stock	(3,052)	(3,002)	(3,001)

Net cash provided by (used in) financing activities	12,817	6,514	(5,483)

Net increase (decrease) in cash	1,051	(2,944)	3,712
Cash, beginning of year	2,656	5,600	1,888

Cash, end of year	$3,707	$2,656	$5,600

The Parent Company Only Statements of Changes in Stockholders’ Equity are identical to the Consolidated Statements of Changes in Stockholders’ Equity for the years ended December 31, 2012, 2011 and 2010 and therefore are not reprinted here.